Trade and other payables- Schedule Of Trade And other Payable (Detail) - EUR (€) € in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	€ 77,651	€ 75,249
Accruals	58,761	62,732
Total	134,930	€ 136,869
Parent [member]
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	3,187
Accruals	907,063
Total	€ 910,250